Note 11 - Earnings Per Share - Summary of Basic and Diluted Loss Per Common Share (Details) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Net income	$ 60,686,136	$ 11,736,326
Dividends to Series B Preferred shares	0	(255,324)
Preferred deemed dividend	0	(345,423)
Net income attributable to common shareholders	$ 60,686,136	$ 11,135,579
Weighted average common shares – outstanding, basic (in shares)	7,223,189	6,745,305
Basic earnings per share (in dollars per share)	$ 8.40	$ 1.65
Dilutive effect of unvested shares (in shares)	33,245	44,413
Weighted average common shares – outstanding, diluted (in shares)	7,256,434	6,789,718
Diluted earnings per share (in dollars per share)	$ 8.36	$ 1.64
Series B Preferred Stock [Member]
Dividends to Series B Preferred shares	$ 0	$ (255,324)